TYPE 13F-HR
PERIOD 09/30/01
FILER
    CIK					0001013538
    CCC					4ovhbaq$

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment   [   ]  ;    Amendment Number:
This Amendment   (Check only one.) :	[    ]  is a restatement.
						[  x ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	The Edgar Lomax Company
Address:	6564 Loisdale Court,
			Suite 310
			Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia November 14, 2001

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	$ 1,373,576
						  		(thousands)

List of Other Managers Reporting for this Manager:	None


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                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt   Other   Voting Authority
                                                (X$1000)  PRN AMT  PRN Dscretn    Mang a) Sole (b)Sh (c)None

ALCOA                           Com 013817101     $41,930 1,352,140 SH   Sole             881,000      471,140
ALLEGHENY TECHNOLOGIES          Com 01741R102      $4,039   303,000 SH   Sole             145,900      157,100
AMERICAN ELECTRIC POWER         Com 025537101     $46,684 1,079,900 SH   Sole             675,800      404,100
AMERICAN INTERNATIONAL GROUP    Com 026874107     $10,887   139,580 SH   Sole              77,573       62,007
AT&T                            Com 001957109     $37,800 1,958,527 SH   Sole           1,261,960      696,567
AT&T WIRELESS SVCS INC          Com 00209A106      $9,121   610,524 SH   Sole             389,260      221,264
BANK OF AMERICA CORP            Com 060505104      $6,167   105,600 SH   Sole              50,900       54,700
BANK ONE CORP                   Com 06423A103      $4,208   133,718 SH   Sole              65,100       68,618
BOISE CASCADE CORP              Com 097383103      $4,236   143,600 SH   Sole              69,400       74,200
BURLINGTON NORTHERN             Com 12189T104     $52,406 1,959,100 SH   Sole           1,251,000      708,100
CAMPBELL SOUP CO                Com 134429109      $3,906   139,500 SH   Sole              67,200       72,300
CATERPILLAR INC DEL             Com 149123101     $48,608 1,084,990 SH   Sole             754,890      330,100
CIGNA                           Com 125509109     $28,477   343,303 SH   Sole             220,003      123,300
CITIGROUP INC                   Com 172967101     $17,326   427,805 SH   Sole             268,330      159,475
DELTA AIR LINES DEL             Com 247361108     $17,652   670,400 SH   Sole             432,600      237,800
DOW CHEMICAL                    Com 260543103     $33,721 1,029,325 SH   Sole             638,825      390,500
DUPONT                          Com 263534109     $37,580 1,001,610 SH   Sole             657,312      344,298
EASTMAN KODAK                   Com 277461109     $59,434 1,827,050 SH   Sole           1,180,395      646,655
ENTERGY CORP NEW                Com 29364G103     $13,943   392,100 SH   Sole             229,500      162,600
EXELON CORP                     Com 30161N101      $3,071    68,862 SH   Sole              33,325       35,537
EXXON MOBIL CORP.               Com 30231G102     $70,394 1,786,638 SH   Sole           1,130,280      656,358
FORD MTR CO DEL                 Com 345370860      $3,560   205,214 SH   Sole              98,892      106,322
GENERAL DYNAMICS CORP           Com 369550108     $61,614   697,625 SH   Sole             448,525      249,100
GENERAL MTRS CORP               Com 370442105     $23,113   538,772 SH   Sole             350,485      188,287
HARTFORD FINL SVCS              Com 416515104     $46,171   786,025 SH   Sole             502,325      283,700
HEINZ                           Com 423074103      $4,363   103,500 SH   Sole              50,500       53,000
HEWLETT PACKARD CO              Com 428236103     $17,189 1,070,975 SH   Sole             690,400      380,575
INTERNATIONAL PAPER             Com 460146103     $58,326 1,674,113 SH   Sole           1,085,000      589,113
J P MORGAN CHASE & CO.          Com 46625H100     $41,391 1,212,036 SH   Sole             817,639      394,397
LEHMAN BROTHERS HOLDINGS INC.   Com 524908100      $9,983   175,600 SH   Sole             110,600       65,000
LIMITED INC.                    Com 532716107     $21,408 2,253,500 SH   Sole           1,408,000      845,500
MAY DEPARTMENT STORES           Com 577778103      $8,744   301,300 SH   Sole             168,300      133,000
MCDONALDS CORP                  Com 580135101     $26,983   994,215 SH   Sole             641,090      353,125
MERRILL LYNCH & CO INC          Com 590188108      $7,060   173,900 SH   Sole             109,800       64,100
MINNESOTA, MINING & MANUFACT    Com 604059105     $62,572   635,895 SH   Sole             404,402      231,493
MIRANT CORP                     Com 604675108     $14,157   646,433 SH   Sole             431,681      214,752
MORGAN STAN DEAN WITTR          Com 617446448      $3,087    66,600 SH   Sole              42,300       24,300
NORFOLK SOUTHERN                Com 655844108      $5,819   361,000 SH   Sole             173,700      187,300
PHILIP MORRIS                   Com 718154107     $42,144   872,726 SH   Sole             536,248      336,478
POLAROID                        Com 731095105        $187   359,800 SH   Sole             196,000      163,800
PROCTER & GAMBLE CO             Com 742718109      $4,455    61,200 SH   Sole              29,600       31,600
RALSTON PURINA CO               Com 751277302     $69,520 2,119,500 SH   Sole           1,352,200      767,300
RAYTHEON CO                     Com 755111507      $5,685   163,600 SH   Sole              80,600       83,000
ROCKWELL COLLINS INC            Com 774341101     $12,630   889,450 SH   Sole             550,650      338,800
ROCKWELL INTERNATIONAL          Com 773903109     $13,380   911,450 SH   Sole             570,450      341,000
SARA LEE CORP                   Com 803111103     $23,104 1,084,700 SH   Sole             653,000      431,700
SBC COMMUNICATIONS INC          Com 78387G103     $40,258   854,373 SH   Sole             594,898      259,475
SEARS ROEBUCK & CO.             Com 812387108     $26,510   765,300 SH   Sole             460,600      304,700
SOUTHERN CO.                    Com 842587107     $43,485 1,813,366 SH   Sole           1,135,375      677,991
TYCO INTL LTD NEW               Com 902124106     $17,800   391,200 SH   Sole             245,600      145,600
US BANCORP DEL                  Com 902973304     $25,593 1,153,886 SH   Sole             694,347      459,539
VERIZON COMMUNICATIONS          Com 92343V104     $41,495   766,863 SH   Sole             478,963      287,900
WEYERHAEUSER CORP.              Com 962166104     $36,192   743,000 SH   Sole             461,200      281,800
XEROX CORP                      Com 984121103      $4,008   517,200 SH   Sole             250,500      266,700
                                               $1,373,576





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